Loans - Additional Information (Detail) - JPY (¥) ¥ in Millions	6 Months Ended	12 Months Ended
	Sep. 30, 2017	Mar. 31, 2017
Accounts, Notes, Loans and Financing Receivable [Line Items]
Net losses on sales of loans	¥ 3,739	¥ 919
Net losses on sales of loans, amount attributable to unrealized losses related to recording loans held for sale at the lower of cost or fair value	3,707	310
Loans held for sale	20,546	26,689
Impaired Financing Receivables with No Related Allowance
Accounts, Notes, Loans and Financing Receivable [Line Items]
Impaired loans partially charged off	¥ 19,275	¥ 26,513
Minimum | Impaired loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number of days past due	90 days